Other Liabilities - Liability Balances (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Other Liabilities [Abstract]
Accrued expenses	$ 123	$ 137
Uncertain tax positions	80	83
Employee withheld taxes, social security and vacation payments	41	51
Accrued interest expense	37	40
Contract liabilities	33	29	$ 31	$ 21
Taxes payable	30	33
Lease liabilities	15	36
Unfavorable drilling contracts	7	8
Other liabilities	31	33
Total Other Liabilities	$ 397	$ 450